Net Income (Loss) Attributable to Common Stockholders (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Numerator :
Net income (loss) attributable to common stockholders	$ (14,021)	$ (31,960)
Denominator:
Weighted average shares used in computing net loss per share attributable to common stockholders, basic (shares)	32,841	31,108
Weighted average shares used in computing net loss per share attributable to common stockholders, diluted (shares)	32,841	31,108
Net income (loss), basic ($ per share)	$ (0.43)	$ (1.03)
Net income (loss), diluted ($ per share)	$ (0.43)	$ (1.03)